LONG-TERM INVESTMENT (Details Narrative)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)
Long term investments	$ 1,858,617	$ 14,500,000
Company A [Member]
Equity Method Investment, Ownership Percentage	4.99%	4.99%